Note 12 - Common Stock and Additional Paid-in Capital (Details) (USD $)	0 Months Ended	1 Months Ended			0 Months Ended		6 Months Ended	12 Months Ended
	Aug. 02, 2007	Apr. 30, 2013	Mar. 22, 2010	Jul. 18, 2007	Aug. 07, 2006	Oct. 05, 2005	Jul. 18, 2007	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity Note [Abstract]
Common Stock, Shares Authorized								100,000,000	100,000,000
Stock Issued During Period, Shares, New Issues	460,105				400,000	8,000,000
Common Stock, Shares, Outstanding						14,000,000		32,127,329	20,627,329
Sale of Stock, Price Per Share (in Dollars per share)		$ 10.00		$ 18.00	$ 12.54		$ 18.00
Proceeds from Issuance or Sale of Equity (in Dollars)		$ 115,000,000		$ 7,200,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.01	$ 0.01		$ 0.01			$ 0.01	$ 0.01	$ 0.01
Proceeds from Issuance of Common Stock (in Dollars)	8,281,890						129,600,000	109,119,029
Proceeds From Issuance of Equity, Net of Issuance Costs (in Dollars)	7,826,386	109,119,029					121,932,958
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,080,000			1,080,000
Stock Repurchase Program, Authorized Amount (in Dollars)			$ 15,000,000
Stock Repurchased During Period, Shares								0	0	551,646	1,205,229
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share)										$ 4.05	$ 5.21
Shares Public Offering		11,500,000